Expense Example - StrategicAdvisersFidelityCoreIncomeFund-PRO - StrategicAdvisersFidelityCoreIncomeFund-PRO - Strategic Advisers Fidelity Core Income Fund - Strategic Advisers Fidelity Core Income Fund
Jul. 29, 2023 USD ($)
Expense Example:
1 year	$ 19
3 years	80
5 years	186
10 years	$ 496